NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020
Restricted cash	$ 38,086	$ 14,551
Cash and cash equivalents	846	42	$ 3,612
Due from third parties	3,300	2,300
Allowance for doubtful accounts	0	0
Amounts written off	200	100
Deposits from customers and online gaming operators	29,200	12,000
Advertising expenses	9,300	8,200
Gaming tax expense	$ 10,000	$ 8,500
Casino [Member]
Revenue from customers (as percentage)	100.00%
Investment alternative tax	2.50%
Casino [Member] | GNAC
Investment alternative tax	1.25%
Internet gaming
Monthly remittance of tax on internet gaming revenue (as percentage)	15.00%
Investment alternative tax	5.00%
Internet gaming | GNAC
Investment alternative tax	2.50%
Internet sports wagering
Monthly remittance of tax on internet gaming revenue (as percentage)	13.00%